Subordinated Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2008	Dec. 31, 2003
Subsidiary, Sale of Stock [Line Items]
Subordinated debentures	$ 5,155,000	$ 5,155,000			$ 5,155,000
Holding Company's investment in the common stock	155,000
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples				$ 1
Percentage in which holding company redeem subordinated debentures				100.00%
Cumulative deferred interest payments	0	0	$ 293,000
Current interest paid	$ 2,612,000	$ 2,097,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Holding Company, closed a pooled private offering					5,000
Trust preferred securities with a liquidation amount					$ 1
Subordinated Debentures Maturing On December 30,2033 [Member]
Subsidiary, Sale of Stock [Line Items]
Maturity date of subordinated debentures	Dec. 30, 2033
Trust preferred securities and subordinated debentures have a stated percentage	3.45%	3.11%
Subordinated [Member]
Subsidiary, Sale of Stock [Line Items]
Number of years with no principal repayment	5 years
Maximum number of years for deferred interest payments	5 years
London Interbank Offered Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Trust preferred securities and subordinated debentures have a variable rate of interest	2.85%	2.85%